Marketable securities and securities investments (Tables)	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Debt and Equity Securities of Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities

Marketable securities and securities investments, primarily included in the Financial Services segment, are comprised of debt and equity securities for which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows:

	Yen in millions
	March 31, 2013				March 31, 2014
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Debt securities:
Japanese national government bonds	1,106,265	114,806	(463)	1,220,608	1,130,397	113,684	(28)	1,244,053
Japanese local government bonds	66,553	643	(1)	67,195	62,670	468	(7)	63,131
Japanese corporate bonds	210,519	1,715	(70)	212,164	168,275	984	(8)	169,251
Foreign corporate bonds	425,892	17,502	(620)	442,774	434,570	16,547	(182)	450,935
Other	20,607	4,431	(2)	25,036	27,587	3,684	(17)	31,254

	1,829,836	139,097	(1,156)	1,967,777	1,823,499	135,367	(242)	1,958,624

Equity securities	89,079	44,443	(997)	132,525	84,074	91,977	(34)	176,017

Held-to-maturity securities:
Japanese national government bonds	3,876,600	545,188	—	4,421,788	4,398,018	418,845	(3)	4,816,860
Japanese local government bonds	7,195	432	—	7,627	6,222	373	—	6,595
Japanese corporate bonds	28,918	3,571	—	32,489	28,030	2,705	—	30,735
Foreign government bonds	—	—	—	—	16,359	847	(1)	17,205
Foreign corporate bonds	52,738	20	—	52,758	56,284	19	—	56,303

	3,965,451	549,211	—	4,514,662	4,504,913	422,789	(4)	4,927,698

Total	5,884,366	732,751	(2,153)	6,614,964	6,412,486	650,133	(280)	7,062,339

Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2014
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair Value	Cost	Fair Value
Due in one year or less	207,511	217,917	9,290	9,314
Due after one year through five years	428,698	434,953	14,117	14,696
Due after five years through ten years	255,872	271,122	43,590	47,734
Due after ten years	931,418	1,034,632	4,437,916	4,855,954

Total	1,823,499	1,958,624	4,504,913	4,927,698

Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2013 and 2014.

	Yen in millions
	March 31, 2013
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	3,383	—	46,796	(463)	50,179	(463)
Japanese local government bonds	592	(1)	—	—	592	(1)
Japanese corporate bonds	4,731	(7)	5,271	(63)	10,002	(70)
Foreign corporate bonds	28,133	(83)	19,228	(537)	47,361	(620)
Other	61	—	144	(2)	205	(2)

	36,900	(91)	71,439	(1,065)	108,339	(1,156)

Equity securities	10,458	(933)	75	(64)	10,533	(997)

Held-to-maturity securities:
Japanese national government bonds	—	—	—	—	—	—
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	—	—	—	—	—	—
Foreign corporate bonds	—	—	—	—	—	—
Other	—	—	—	—	—	—

	—	—	—	—	—	—

Total	47,358	(1,024)	71,514	(1,129)	118,872	(2,153)

	Yen in millions
	March 31, 2014
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	52,299	(28)	377	—	52,676	(28)
Japanese local government bonds	2,342	(6)	655	(1)	2,997	(7)
Japanese corporate bonds	217	—	2,206	(8)	2,423	(8)
Foreign government bonds	6,601	(15)	30	(2)	6,631	(17)
Foreign corporate bonds	42,190	(167)	5,400	(15)	47,590	(182)

	103,649	(216)	8,668	(26)	112,317	(242)

Equity securities	192	(3)	73	(31)	265	(34)

Held-to-maturity securities:
Japanese national government bonds	730	(3)	—	—	730	(3)
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	140	—	—	—	140	—
Foreign government bonds	337	(1)	—	—	337	(1)
Foreign corporate bonds	—	—	—	—	—	—

	1,207	(4)	—	—	1,207	(4)

Total	105,048	(223)	8,741	(57)	113,789	(280)